Interest-bearing loans and borrowings - Other notes (Details) - USD ($)		12 Months Ended
	Sep. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 18, 2022	Sep. 01, 2021
Disclosure of detailed information about borrowings [line items]
Payments for debt issue costs		$ 5,871,000	$ 4,422,000	$ 8,083,000
Repayments of borrowings		976,670,000	726,032,000	$ 994,989,000
Unsecured notes due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 0	67,200,000			$ 200,000,000
Repayments of borrowings	$ 132,000,000
Unsecured notes due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate		7.50%
Unsecured notes due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000	$ 200,000,000	$ 200,000,000		$ 200,000,000
Payments for debt issue costs	$ 3,300,000
Unsecured notes due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Nominal interest rate	6.25%	6.25%